INCOME TAXES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Enterprise income tax			6.61%	(1.12%)	(0.14%)
Retained earnings			¥ 0	¥ 0	¥ 0
United States
Income Tax [Line Items]
Applicable income tax rate			27.98%	27.98%	27.98%
Chinese Mainland
Income Tax [Line Items]
Enterprise income tax			25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
HNTE status review period			3 years
Percentage of tax deductible expenses engaged in R&D activities					200.00%
Percentage of withholding tax on foreign investors, non-resident enterprises			10.00%